Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events
Subsequent Events [Text Block]	[12] Subsequent Events In October 2011, the Company issued 400,000 shares of common stock to a consultant for services. The shares are valued at $20,000, the fair value at date of issuance.	[13] Subsequent Events In January and February 2011, convertible notes with Asher in the amount of $83,000 became past due.